UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2011

Item 1. Report to Stockholders.

Annual Report
June 30, 2011

DSM	Large Cap Growth Fund

DSM Large Cap Growth Fund

Dear Shareholder:

During the period from the close on June 30, 2010 through the close on June 30, 2011 (the “Period”), the Fund’s NAV increased from $15.32 to $20.53, an increase of 34.52%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell 1000 Growth and the S&P 500, increased 35.01% and 30.69% respectively.

Specific Performance Factors

The best performing positions in the Fund during the Period were: Priceline.com (global online travel agency), Cognizant Technology (outsourced software development and implementation for large companies), Sclumberger (largest global oil-service company), Apple Computer (designs and manufactures Macs, iPods, iPhones and iPads, as well as associated software), and Shire PLC (specialty pharmaceuticals).

The worst performing positions during the Period were: WPP Group (largest global advertising agency), Cisco Systems (largest network systems provider), Dolby Laboratories (licensor of patented audio technology to consumer electronics manufacturers and others), and General Electric (industrial equipment manufacturer with captive financier).  Cisco Systems and Dolby Labs were sold during the Period.

Economic and Market Outlook

From today’s perspective, the various fears that the stock market reacted to in the first half of 2011 – European sovereign debt, US jobs and the US housing market, the Japanese situation, inflation in the emerging markets and, to a lesser extent, the US deficit – have been “known”, discussed and dissected thoroughly, in some cases for a few years.  While no one can accurately predict the final outcomes, we have better information today than we had six months ago, or a year ago, or a year and a half ago.  That better information allows us to at least “bracket” the known problems. Accordingly, the chance of extreme economic outcomes has probably lessened and we continue with our view of a “muddle through” global economic outlook.

For example, we feel it is unlikely large US financial institutions will suddenly fail, or that the Eurozone will enter a period of extreme economic distress over the handling of the Greek, Portuguese or other sovereign debt issues.  Similarly, investors have learned that China and other key emerging market economies can generate significant economic growth internally, rather than solely through exports to the developed world.

DSM Large Cap Growth Fund

In the US, the economic rebound will likely be restrained as consumers, as well as the public sector “de-leverage”.  In short, we are “recovering” from a credit crisis, rather than “rebounding” from an inventory cycle.  In a de-leveraging cycle it is expected that GDP output and employment will not surprise to the upside.  Instead, slow growth, with occasional fear of a double dip, should persist.  No doubt, high unemployment will be a stubborn, multi-year problem and will likely be the main cause of the soft housing market.  Further, the Federal Reserve is unlikely to print money in a QE3 program, due to the risk of commodity driven inflation.

Though the US consumer is historically the prime mover in our economy, the present productivity and strength of US companies, and their ability to sell goods and services to the rest of the world, seems to us to be the key reason why we are able to skate through with positive, albeit slow, GDP growth.  Despite the Japanese supply chain impact that U.S. companies are presently absorbing, and despite the periodic “soft patches” that result from Federal stimulus diminishing, S&P earnings estimates are still rising.  Estimated earnings for both 2011 and 2012, well after the inventory-rebuilding cycle, have steadily increased this year. Current estimates for 2012 are coming in 8% higher than 2011.

Portfolio Outlook

The portfolio has been structured for some time for a slow-growth world.  As of this writing, the portfolio is selling at 15.2 x DSM’s estimate of next four quarters earnings through June 30, 2012.  Given our 2011-2012 earnings growth projection of over 20%, we believe this is a very attractive valuation in the current economic environment. The portfolio continues to be characterized by very strong balance sheets, significant free cash flow, and growing earnings.

As always, we appreciate your confidence in us.

Sincerely,

Steve Memishian	Daniel Strickberger

DSM Large Cap Growth Fund

Past performance is not a guarantee of future results.

Opinions expressed are those of the Fund and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for a full listing of the Fund’s holdings.

Mutual fund investing involves risk, including the potential loss of principal.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund is nondiversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  You cannot invest directly in an index.

Free Cash Flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.

Earnings Growth is not a measure of the Fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund is distributed by Quasar Distributors, LLC.

DSM Large Cap Growth Fund

SECTOR ALLOCATION at June 30, 2011 (Unaudited)

Sector Allocation	% of Net Assets

Consumer Discretionary	16.4%
Consumer Staples	4.1%
Energy	9.4%
Financials	4.8%
Health Care	17.6%
Industrials	14.3%
Information Technology	32.3%
Cash*	1.1%
Net Assets	100.0%

*  Represents cash and other assets in excess of liabilities.

EXPENSE EXAMPLE For the Six Months Ended June 30, 2011 (Unaudited)

As a shareholder of the DSM Large Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 6/30/2011).

Actual Expenses

The first line of the proceeding table provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests, in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary and are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading

DSM Large Cap Growth Fund

EXPENSE EXAMPLE For the Six Months Ended June 30, 2011 (Unaudited) (Continued)

commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the proceeding table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual	$1,000	$1,042	$5.54
Hypothetical (5% annual
return before expenses)	$1,000	$1,019	$5.48

*  Expenses are equal to the Fund’s annualized expense ratio of 1.10% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 181/365 days.

DSM Large Cap Growth Fund

VALUE OF $10,000 VS. RUSSELL 1000® GROWTH INDEX AND S&P 500® INDEX

Average Annual Total Returns

		Since Inception
	1 Year	(8/28/09)
DSM Large Cap Growth Fund
(Institutional Class)	34.52%	18.86%
Russell 1000® Growth Index	35.01%	19.76%
S&P 500 Index	30.69%	16.83%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (877) 862-9555.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot directly invest in these indexes.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2011

Shares		Value

COMMON STOCKS: 98.9%

Air Freight & Logistics: 6.5%
7,900	C.H. Robinson
	Worldwide, Inc.	$622,836
21,825	Expeditors International
	of Washington, Inc.	1,117,222
		1,740,058
Beverages: 1.8%
12,775	SABMiller Plc - ADR	472,675

Biotechnology: 5.1%
22,525	Celgene Corp.*	1,358,708

Capital Markets: 4.8%
4,150	Franklin Resources, Inc.	544,853
31,450	Invesco Ltd.	735,930
		1,280,783

Communications Equipment: 5.9%
6,700	F5 Networks, Inc.*	738,675
26,150	Juniper Networks, Inc.*	823,725
		1,562,400

Computers & Peripherals: 10.3%
4,950	Apple, Inc.*	1,661,566
20,475	NetApp, Inc.*	1,080,671
		2,742,237

Energy Equipment & Services: 9.4%
15,935	Baker Hughes, Inc.	1,156,244
15,700	Schlumberger Ltd.	1,356,480
		2,512,724

Food Products: 2.3%
9,700	Nestle SA - ADR	605,086

Health Care Equipment
& Supplies: 6.1%
2,590	Intuitive Surgical, Inc.*	963,765
9,345	Varian Medical
	Systems, Inc.*	654,337
		1,618,102
Industrial Conglomerates: 7.8%
11,450	3M Co.	1,086,033
52,725	General Electric Co.	994,393
		2,080,426

Internet & Catalog Retail: 2.8%
1,435	Priceline
	Communications, Inc.*	734,620

Internet Software & Services: 4.2%
2,210	Google, Inc.*	1,119,100

IT Services: 4.5%
14,325	Visa, Inc.	1,207,024

Media: 8.5%
25,500	Discovery
	Communications, Inc.*	1,044,480
13,235	Omnicom Group, Inc.	637,398
9,300	WPP Plc - ADR	583,575
		2,265,453

Multiline Retail: 2.6%
20,675	Dollar General Corp. *	700,676

Pharmaceuticals: 6.4%
7,300	Allergan, Inc.	607,725
11,650	Shire Plc - ADR	1,097,546
		1,705,271

Software: 4.4%
24,625	Adobe Systems, Inc.*	774,456
6,875	Rovi Corp.*	394,350
		1,168,806

Telecommunications: 3.0%
28,850	Tencent Holdings
	Ltd. - ADR	790,490

Textiles, Apparel & Luxury
Goods: 2.5%
7,500	Nike, Inc.	674,850

TOTAL COMMON STOCKS
(Cost $24,180,774)		26,339,489

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2011 (Continued)

Shares	Value
SHORT-TERM INVESTMENT: 1.9%
519,088 Invesco Short-Term
Investments Trust
Treasury Portfolio,
0.02%1	$519,088

TOTAL SHORT-TERM INVESTMENT
(Cost $519,088)	519,088

TOTAL INVESTMENTS
IN SECURITIES: 100.8%
(Cost $24,699,862)	26,858,577
Liabilities in Excess of
Other Assets: (0.8%)	(219,719)
TOTAL NET ASSETS: 100.0%	$26,638,858

*	Non-income producing security.
1	Annualized Seven-Day Yield as of June 30, 2011
ADR  American Depository Receipt
Plc  Public Limited Company

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2011

ASSETS:
Investments in securities, at value (Cost $24,699,862)	$26,858,577
Receivables:
Dividends and interest	30,616
Fund shares sold	90,000
Prepaid expenses	18,468
Total assets	26,997,661

LIABILITIES:
Payables:
Investment securities purchased	314,420
Investment advisory fees, net	6,577
Administration fees	2,386
Custody fees	3,104
Fund accounting fees	4,346
Chief Compliance Officer fees	1,127
Other accrued expenses	26,843
Total liabilities	358,803

NET ASSETS	$26,638,858

Net asset value, offering and redemption price per share
($26,638,858/1,297,384 shares outstanding; unlimited
number of shares authorized without par value)	$20.53

COMPONENTS OF NET ASSETS:
Paid-in capital	$23,480,158
Undistributed net investment income	—
Accumulated net realized gain on investments	999,985
Net unrealized appreciation on investments	2,158,715
Net assets	$26,638,858

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENT OF OPERATIONS For the Year Ended June 30, 2011

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,247)	$154,113
Interest	173
Total investment income	154,286

EXPENSES (NOTE 3)
Investment advisory fees	185,469
Administration fees	30,497
Fund accounting fees	26,638
Transfer agent fees	26,044
Audit fees	19,394
Custody fees	13,071
Registration fees	12,446
Chief Compliance Officer fees	7,584
Miscellaneous expense	7,114
Reports to shareholders	6,553
Legal fees	3,227
Trustee fees	2,646
Insurance expense	674
Interest expense	466
Total expenses	341,823
Less: fees waived	(137,808)
Net expenses	204,015
Net investment loss	(49,729)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,203,908
Change in net unrealized appreciation on investments	2,791,177
Net realized and unrealized gain on investments	3,995,085
Net increase in net assets
resulting from operations	$3,945,356

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	June 30, 2011	June 30, 2010*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(49,729)	$(10,626)
Net realized gain (loss) on investments	1,203,908	(84,092)
Change in net unrealized
appreciation (depreciation) on investments	2,791,177	(632,462)
Net increase (decrease) in net assets
resulting from operations	3,945,356	(727,180)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(69,823)	—
Total distributions to shareholders	(69,823)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a) (b)	14,251,965	9,238,540
Total increase in net assets	18,127,498	8,511,360

NET ASSETS
Beginning of period/year	8,511,360	—
End of period/year	$26,638,858	$8,511,360
Undistributed net investment income	$—	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	June 30, 2011		June 30, 2010*
	Shares	Value	Shares	Value
Shares sold	920,168	$17,734,156	556,279	$9,247,814
Shares issued
in reinvestment
of distributions	3,586	69,823	—	—
Shares redeemed (b)	(182,072)	(3,552,014)	(577)	(9,274)
Net increase	741,682	$14,251,965	555,702	$9,238,540

*	Fund commenced operations on August 28, 2009.
(b)	Net of redemption fees of $3,490 and $0, respectively.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class
	Year Ended	Period Ended
	June 30, 2011	June 30, 2010*
Net asset value, beginning of period/year	$15.32	$15.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.05)	(0.04)
Net realized and unrealized
gain on investments	5.34	0.36
Total from investment operations	5.29	0.32

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributions from realized
gain on investments	(0.08)	—
Proceeds from redemption fees collected	0.00 **	—
Net asset value, end of period/year	$20.53	$15.32
Total Return	34.52%	2.13	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period/year (millions)	$26.6	$8.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	1.84%	5.01	%#
After fees waived	1.10%	1.15	%#

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived	(1.01)%	(4.17	)%#
After fees waived	(0.27)%	(0.31	)%#
Portfolio turnover rate	77%	73	%^

(a)	Calculated using the average shares outstanding method.
*	Fund commenced operations on August 28, 2009.
**	Amount is less than $0.01 per share.
^	Not annualized.
#	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011

NOTE 1 – ORGANIZATION

The DSM Large Cap Growth Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Fund has two classes of shares: Institutional and Retail, but currently only offers the Institutional Class.  The Fund commenced operations on August 28, 2009.

The Fund’s investment objective is to seek long-term capital appreciation.  The Fund seeks to achieve its objective by investing principally in equity securities of large cap companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

DSM Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2011, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Continued)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

Description	Level 1	Level 2	Level 3
Common Stock^	$26,339,489	$—	$—
Short-Term Investments	519,088	—	—
Total Investments
in Securities	$26,858,577	$—	$—

^ See Schedule of Investments for industry breakouts.

There were no significant transfers into or out of Levels 1 and 2 during the current period presented.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of June 30, 2011, there were no post-October losses to report.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year 2010 or expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Continued)

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Continued)

The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

I.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended June 30, 2011, the following adjustments were made:

	Undistributed Net	Accumulated
	Investment Income	Gains (Losses)
DSM Large Cap
Growth Fund	$49,729	$(49,729)

J.
Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”.  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

K.
Regulated Investment Company Modernization Act.  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President.  The Modernization Act modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Continued)

New capital losses may now be carried forward indefinitely, and retain the character of the original loss.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests.  Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010.  The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the fiscal year ended June 30, 2011, the Fund incurred $185,469 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.10% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Continued)

absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At June 30, 2011, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $269,333.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
June 30, 2013	$131,525
June 30, 2014	$137,808

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the year ended June 30, 2011, the Fund incurred $30,497 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended June 30, 2011, the Fund was allocated $7,584 of the Trust’s Chief Compliance Officer Fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended June 30, 2011, the cost of purchases and the proceeds from sales of securities for DSM Large Cap Growth Fund, excluding short-term securities, was $27,900,805 and $13,987,717, respectively.

DSM Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS June 30, 2011 (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the year ended June 30, 2011, the Fund distributed $63,748 in ordinary distributions and $6,075 in long term distributions for a total of $69,823.

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$24,794,956
Gross tax unrealized appreciation	2,707,236
Gross tax unrealized depreciation	(643,615)
Net tax unrealized appreciation	2,063,621
Undistributed ordinary income	818,961
Undistributed long-term capital gain	276,118
Total distributable earnings	1,095,079
Total accumulated earnings/(losses)	$3,158,700

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the timing differences related to wash sales.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  For the year ended June 30, 2011, the interest rate was 3.25%.  Advances are not collateralized by a first lien against the Fund’s assets.  During year ended June 30, 2011, the Fund had an outstanding average daily loan balance of $26,753.  The maximum amount outstanding for the current lending agreement during the period was $1,383,000.  Interest expense amounted to $466.  At June 30, 2011, the Fund did not have a loan payable balance.

DSM Large Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
DSM Large Cap Growth Fund and
The Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DSM Large Cap Growth Fund, a series of Professionally Managed Portfolios, as of June 30, 2011 and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period August 28, 2009 (commencement of operations) to June 30, 2010.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers or through other appropriate procedures where replies from brokers were not obtained.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DSM Large Cap Growth Fund as of June 30, 2011, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the for the period August 28, 2009 (commencement of operations) to June 30, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 26, 2011

DSM Large Cap Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Held

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee; PNC
(born 1943)	and	Term;	Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(administrative,
Fund Services, LLC		May 1991.	management and business
2020 E. Financial Way			consulting); formerly,
Suite 100			Executive Vice President
Glendora, CA 91741			and Chief Operating
Officer, Integrated Asset
Management (investment
advisor and manager)
and formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The University
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		of Virginia Law
2020 E. Financial Way			(prior thereto Senior		School
Suite 100			Vice President), and		Foundation.
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

DSM Large Cap Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Held

Carl A. Froebel	Trustee	Indefinite	Former owner,	1	None.
(born 1938)		Term;	Golf Adventures,
c/o U.S. Bancorp		Since	LLC, (Vacation
Fund Services, LLC		May 1991.	Services); formerly,
2020 E. Financial Way			President and Founder,
Suite 100			National Investor Data
Glendora, CA 91741			Services, Inc.
(investment related
computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001;		Trustee, The
c/o U.S. Bancorp		Since	formerly, Executive		Managers
Fund Services, LLC		May 1991.	Vice President,		Funds; Trustee,
2020 E. Financial Way			Investment Company		Managers AMG
Suite 100			Administration, LLC		Funds, Aston
Glendora, CA 91741			(mutual fund		Funds;
			administrator).		Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel;
formerly
Independent
Director,
Guardian
Mutual Funds.

Officers of the Trust

Eric W. Falkeis	President	Indefinite	Senior Vice	Not	Not
(born 1973)		Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Chief Financial
Fund Services, LLC		January	Officer (and other
615 East Michigan St.		2011.	positions), U.S.
Milwaukee, WI 53202			Bancorp Fund Services,
		.	LLC, since 1997

DSM Large Cap Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Age	with the	Length of	During	Overseen	Directorships
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Held

Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		November	LLC, since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008	since July 2007;
Suite 100			formerly Vice President
Glendora, CA 91741			and Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

Donna Barrette	Chief	Indefinite	Vice President	Not	Not
(born 1966)	Compliance	Term:	and Compliance	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Officer, U.S. Bancorp
Fund Services, LLC		July 2011.	Fund Services, LLC
615 East Michigan St.	Anti-	Indefinite	since August 2004.
Milwaukee, WI 53202	Money	Term:
	Laundering	Since
	Officer	July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes.

DSM Large Cap Growth Fund

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

DSM Large Cap Growth Fund	17.68%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2011, was as follows:

DSM Large Cap Growth Fund	11.97%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Fund were as follows (unaudited):

DSM Large Cap Growth Fund	100.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (877) 862-9555.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9555 or through the SEC’s website at www.sec.gov.

DSM Large Cap Growth Fund

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (877) 862-9555.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  In addition, the Fund discloses its top ten portfolio holdings on its website at www.dsmfunds.com within 60 days after quarter-end.  The quarter-end top ten portfolio holdings for the Fund will remain posted on the website until the following quarter-end portfolio holdings are posted.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at (877) 862-9555 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

DSM Large Cap Growth Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
DSM CAPITAL PARTNERS LLC
320 East Main Street
Mount Kisco, New York  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

DSM Large Cap Growth Fund

	FYE 6/30/2011	FYE 6/30/2010
Audit Fees	$17,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,400	$2,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

DSM Large Cap Growth Fund

Non-Audit Related Fees	FYE 6/30/2011	FYE 6/30/2010
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                      /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     August 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/Eric W. Falkeis
Eric W. Falkeis, President

Date     August 30, 2011

By (Signature and Title)                      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date     August 30, 2011

* Print the name and title of each signing officer under his or her signature.